Fair value measurement - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Net financial instruments at fair value	$ 147,237	$ 143,181
Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	60,466
Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	5,770
Level 3
Financial instruments
Net financial instruments at fair value	$ 509	$ 484
Percentage using valuation method	0.50%	0.50%
Level 3 | Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value	$ 94	$ 89
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	$ (9)	$ (9)
Level 3 | Non-linked shareholder-backed | External valuation
Financial instruments
Net financial instruments at fair value	90
Level 3 | Equity-type securities | Internal valuation
Financial instruments
Net financial instruments at fair value	$ 4	$ 2
Percentage using valuation method	0.10%	0.10%
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	$ 472	$ 445
Financial assets	472	445	$ 264
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities			$ 2
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	37	39
Level 3 | Participating funds
Financial instruments
Net financial instruments at fair value	$ 415	$ 395